SHARE-BASED COMPENSATION - Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 16.0	$ 0.6	$ 99.3	$ 1.2	$ 67.5	$ 3.0
Cost of Sales
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	0.9	0.0	6.9	0.0
Selling, general and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 15.1	$ 0.6	$ 92.4	$ 1.2